Equity Investments - Financial Information for P&G Joint Venture and Techlab on Combined Condensed Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Equity Method Investments Joint Ventures [Line Items]
Current assets	$ 79,842	$ 84,376
Non-current assets	38,991	37,659
Total assets	118,833	122,035
Current liabilities	45,084	49,453
Non-current liabilities	6,791	6,326
Total liabilities	$ 51,875	$ 55,779